Note 8 - Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of detailed information about trade payable and accrued liabilities [text block]
	March 31, 2026	March 31, 2025

Trade payables	$874,900	$93,707
Accrued liabilities	112,000	56,167
Due to related parties	193,615	156,244

	$1,180,515	$306,118